Change in Presentation Currency (Details) - Schedule of consolidated statements of loss and comprehensive loss - 12 months ended Dec. 31, 2021	USD ($) $ / shares	CAD ($) $ / shares
Previously Reported [Member]
Expenses
Accretion		$ 502,291
Amortization and depreciation		374,455
Consulting		91,161
General administrative costs		4,429,209
Impairment charges		98,345
Interest expense		9,365
Office and administrative		247,433
Professional fees		728,793
Promotion and shareholder communication		208,201
Reclamation costs		889,154
Travel		33,355
Transfer agent and filing fees		167,612
Staff costs		1,983,446
Stock option expense		1,787,046
Loss from operating expenses		(11,549,866)
Interest income		26,307
Foreign exchange gain		34,174
Loss on divestment of mineral properties		(112,708)
Gain on change in asset retirement obligation estimate		2,155,949
Loss on contract termination		(3,447,125)
Unrealized gain on uranium investment		1,947,939
Gain on sale of uranium investment		656,928
Loss on investment in associate		(445,914)
Net loss for the year		(10,734,316)
Exchange differences on translation foreign operations		206,082
Other comprehensive loss for the year		$ (10,528,234)
Loss per share - basic and diluted | $ / shares		$ (0.05)
Translated [Member]
Expenses
Accretion	$ 408,181
Amortization and depreciation	298,666
Consulting	72,726
General administrative costs	3,533,474
Impairment charges	78,456
Interest expense
Office and administrative	197,391
Professional fees	581,408
Promotion and shareholder communication	166,096
Reclamation costs	709,399
Travel	26,609
Transfer agent and filing fees	133,717
Staff costs	1,582,326
Stock option expense	1,425,645
Loss from operating expenses	(9,214,094)
Interest income	20,987
Foreign exchange gain	27,263
Loss on divestment of mineral properties	(89,914)
Gain on change in asset retirement obligation estimate	1,719,943
Loss on contract termination	(2,750,000)
Unrealized gain on uranium investment	1,554,000
Gain on sale of uranium investment	524,075
Loss on investment in associate	(355,735)
Net loss for the year	(8,563,475)
Exchange differences on translation foreign operations	(1,325,855)
Other comprehensive loss for the year	$ (9,889,330)
Loss per share - basic and diluted | $ / shares	$ (0.13)